Summary of Changes in Level Three Financial Instruments (Detail) - 6.25% Convertible Debenture - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Liabilities, beginning balance	$ 9	$ 236
Non-cash loss (gain) on conversion feature	177	(231)
FX impact on conversion feature	4	4
Level 3 Liabilities, ending balance	$ 190	$ 9